Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Non-controlling interests Abstract
Schedule of detail, by Group company, of Equity - Non-controlling interests

	Millions of euros
	2017	2016	2015
Bank Zachodni WBK S.A.	1,901	1,653	1,685
Banco Santander (Brasil) S.A.	1,489	1,784	1,190
Santander Consumer USA Holdings Inc.	1,479	1,963	1,506
Grupo PSA	1,305	1,149	801
Banco Santander - Chile	1,209	1,204	1,037
Grupo Financiero Santander México, S.A.B. de C.V.	1,056	1,069	1,296
Grupo Metrovacesa	836	449	560
Other companies (*)	1,481	1,208	1,270
	10,756	10,479	9,345

Profit/(Loss) for the year attributable to non-controlling interests	1,588	1,282	1,368
Of which:
Santander Consumer USA Holdings Inc.	368	256	329
Banco Santander (Brasil) S.A.	288	194	296
Banco Santander - Chile	264	215	191
Grupo PSA	206	171	122
Grupo Financiero Santander México, S.A.B. de C.V.	194	190	201
Bank Zachodni WBK S.A.	160	148	154
Other companies	108	108	75
	12,344	11,761	10,713

(*)Includes an issue of perpetual equity instruments by Santander UK acquired by non-Group third parties.

Schedule of changes in Non-controlling interests

	Millions of euros
	2017	2016	2015
Balance at beginning of year	11,761	10,713	8,909
Other comprehensive income	(583)	374	(572)
Exchange differences	(653)	360	(520)
Cash flow hedge	(11)	45	(1)
Available for sale equity	(2)	(30)	22
Available for sale fixed income	71	38	(100)
Other	12	(39)	27
Which of: Other comprehensive income	—	—	6
Other	1,166	674	2,376
Profit attributable to non-controlling interests	1,588	1,282	1,368
Modification of participation rates	(819)	(28)	(168)
Change of perimeter	(39)	(197)	761
Dividends paid to minority shareholders	(665)	(800)	(461)
Changes in capital and others concepts	1,101	417	876
Balance at end of year	12,344	11,761	10,713

Schedule of financial information on the subsidiaries with significant non-controlling interests

	Millions of euros (*)
			Grupo
	Banco		Financiero		Santander
	Santander	Banco	Santander	Bank	Consumer
	(Brasil)	Santander -	México,	Zachodni	USA
	S.A.	Chile	S.A.B de C.V.	WBK S.A.	Holdings Inc.
Total assets	161,690	50,355	58,203	32,171	33,162
Total liabilities	145,040	45,321	53,267	27,235	27,537
Net assets	16,650	5,034	4,936	4,936	5,625
Total gross income	14,273	2,523	3,460	1,419	4,257
Total profit	2,887	859	904	432	585

(*)Information prepared in accordance with the segment reporting criteria described in Note 52 and, therefore, it may not coincide with the information published separately by each entity.